Document and Entity Information	3 Months Ended
Mar. 31, 2021
DEI
Document Type	S-4/A
Entity Registrant Name	Landcadia Holdings III, Inc.
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Central Index Key	0001822492
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false